S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 28, 2026
All Executive Officers, Directors and Director Nominees [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All executive officers, directors and director nominees as a group (four individuals)
James Agraf [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	James A Graf
Louis Belanger Martin [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Louis Bélanger-Martin
Kenneth Weinstein [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Kenneth Weinstein
Fred Zeidman [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Fred Zeidman
Graf Industrial II Sponsor, LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Graf Industrial II Sponsor LLC
M. Klein and Company, LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	M. Klein and Company, LLC